Capital stock - Schedule of outstanding shares (Details)	12 Months Ended
	Sep. 30, 2024 CAD ($) shares	Sep. 30, 2023 CAD ($) shares	Sep. 30, 2022 CAD ($) shares
Disclosure of classes of share capital [line items]
Equity	$ 9,427,990,000	$ 8,310,294,000	$ 7,272,724,000
Release of shares held in trusts	(15,407,000)	(13,879,000)
Purchased and held in trusts	$ (66,847,000)	$ (74,455,000)
Issued upon exercise of stock options (in shares) | shares	1,333,876	1,646,044
Exercise of stock options	$ 76,535,000	$ 88,316,000
Capital stock
Disclosure of classes of share capital [line items]
Number of shares outstanding | shares	227,896,921,000	233,160,203,000	237,748,255,000
Equity	$ 1,470,333,000	$ 1,477,180,000	$ 1,493,169,000
Release of shares held in trusts (in shares) | shares	0	0
Release of shares held in trusts	$ 14,078,000	$ 13,680,000
Purchased and held in trust (in shares) | shares	0	0
Purchased and held in trusts	$ (66,847,000)	$ (74,455,000)
Issued upon exercise of stock options (in shares) | shares	1,333,876,000	1,646,044,000
Exercise of stock options	$ 91,800,000	$ 106,051,000
Purchased and cancelled (in shares) | shares	(6,597,158,000)	(6,234,096,000)
Purchased and cancelled	$ (45,878,000)	$ (61,265,000)
Reclassified between classes of share capital (in shares) | shares	0
Conversion of shares	$ 0
Class A subordinate voting shares | Capital stock
Disclosure of classes of share capital [line items]
Number of shares outstanding | shares	203,774,163,000	206,714,497,000	211,302,549,000
Equity	$ 1,436,680,000	$ 1,440,286,000	$ 1,456,275,000
Release of shares held in trusts (in shares) | shares	0	0
Release of shares held in trusts	$ 14,078,000	$ 13,680,000
Purchased and held in trust (in shares) | shares	0	0
Purchased and held in trusts	$ (66,847,000)	$ (74,455,000)
Issued upon exercise of stock options (in shares) | shares	1,333,876,000	1,646,044,000
Exercise of stock options	$ 91,800,000	$ 106,051,000
Purchased and cancelled (in shares) | shares	(6,597,158,000)	(6,234,096,000)
Purchased and cancelled	$ (45,878,000)	$ (61,265,000)
Reclassified between classes of share capital (in shares) | shares	2,322,948,000
Conversion of shares	$ 3,241,000
Class B shares (multiple voting) | Capital stock
Disclosure of classes of share capital [line items]
Number of shares outstanding | shares	24,122,758,000	26,445,706,000	26,445,706,000
Equity	$ 33,653,000	$ 36,894,000	$ 36,894,000
Release of shares held in trusts (in shares) | shares	0	0
Release of shares held in trusts	$ 0	$ 0
Purchased and held in trust (in shares) | shares	0	0
Purchased and held in trusts	$ 0	$ 0
Issued upon exercise of stock options (in shares) | shares	0	0
Exercise of stock options	$ 0	$ 0
Purchased and cancelled (in shares) | shares	0	0
Purchased and cancelled	$ 0	$ 0
Reclassified between classes of share capital (in shares) | shares	(2,322,948,000)
Conversion of shares	$ (3,241,000)